Accrued Warranty (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Warranty [Line Items]
Balance at beginning of period	$ 350	$ 231
Accrual for warranty during the period	283	421	415
Actual costs incurred	(178)	(302)	(184)
Balance at end of period	455	350	231
Reported as:
Current	253	195	139
Non-current	202	155	92
Total	$ 455	$ 350	$ 231